Equity - Summary of Classes of Preferred and Common Shares Outstanding (Parenthetical) (Detail) - CAD ($) $ / shares in Units, $ in Millions			3 Months Ended	9 Months Ended	12 Months Ended
	Jul. 27, 2022	Mar. 29, 2022	Jul. 31, 2022	Jul. 31, 2022	Oct. 31, 2021	Mar. 15, 2022
Disclosure of classes of share capital [line items]
Common stock conversion price			$ 5	$ 5
Number of shares			674,361,486	674,361,486	648,136,472
5.625% Limited Recourse Capital Notes, Series 2
Disclosure of classes of share capital [line items]
Shares issued or proceed from issuing the shares						$ 750
Ordinary Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares issued		20,843,750
Stock options issued, convertible shares				5,999,564	5,682,206
Common stock shares value		$ 3,106
Number of share options exercisable in share-based payment arrangement			2,671,120	2,671,120	2,616,750
Ordinary Shares [Member] | Stock Option Plan [member]
Disclosure of classes of share capital [line items]
Stock options issued, convertible shares			155,300	710,897
Class B Series 50 Preferred Shares [member]
Disclosure of classes of share capital [line items]
Number of shares issued	500,000
Proceeds from issue of preference shares	$ 500
Treasury shares [member]
Disclosure of classes of share capital [line items]
Number of shares			158,256	158,256	36,521
Shareholder Dividend Reinvestment And Share Purchase Plan [Member] | Ordinary Shares [Member]
Disclosure of classes of share capital [line items]
Stock options issued, convertible shares			2,675,927	4,792,102